STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)			4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 16, 2016	May 18, 2015	Aug. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, authorized				100,000,000	100,000,000		100,000,000
Common stock par value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, issued				44,784,000	55,394,000		44,784,000
Common stock, outstanding				44,784,000	55,394,000		44,784,000
Number of common stock issued					5,000,000
Proceeds from common stock issued					$ 330,000
Preferred stock, authorized					25,000,000
Preferred stock par value (in dollars per share)					$ 0.0001
Preferred stock, issued					0
Preferred stock, outstanding					0
Number of common stock returned					4,975,000		4,975,000
Number of common stock held					25,000		25,000
Share based expenses					$ 144,000	$ 166,715
Number of capital stock converted into common stock					2		2
Proceeds on common stock issued, net of expenses					$ 330,000	883,050
Notes payable				$ 103,320	172,328		$ 103,320
Restricted Stock [Member]
Share based expenses					144,000	$ 166,715
Warrant [Member]
Number of exercisable shares				4,784,000			4,784,000
Warrants exercise price (in dollars per share)				$ 0.625			$ 0.625
Intrinsic value of warrant outstanding				$ 0	$ 0		$ 0
Number of common stock exercisable				6,219,200			6,219,200
Qpagos Corporation [Member]
Common stock par value (in dollars per share)					$ 0.0001
Number of common stock others					2
Number of common stock held					49,929,000		49,929,000
Percentage of majority stockholders					100.00%
Percentage of outstanding shares				91.00%	91.00%		91.00%
Description of ratio of warrants converted					QPAGOS warrants at a ratio of two QPAGOS warrants for each Qpagos Corporation warrant issued.
Date of acquisition agreement					May 12, 2016		May 12, 2016
Qpagos Corporation [Member] | Warrant [Member]
Common stock par value (in dollars per share)				$ 0.0001			$ 0.0001
Number of common stock exercisable				6,219,200	6,219,200		6,219,200
Asiya Pearls, Inc [Member]
Number of common stock issued					5,000,000
Number of capital stock converted into each common stock					2
Number of common stock returned					4,975,000
QPAGOS Corporation - Parent Company [Member]
Common stock, authorized				100,000,000			100,000,000	100,000,000
Common stock par value (in dollars per share)				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, issued				44,784,000			44,784,000	9,238,628
Common stock, outstanding				44,784,000			44,784,000	9,238,628
Share based expenses							$ 166,715
Proceeds on common stock issued, net of expenses							2,990,000
Share issue expenses							388,700
Value for number of conversion of debt into equity							2,909,423
Notes payable				$ 103,320			$ 103,320	2,324,422
QPAGOS Corporation - Parent Company [Member] | Convertible Notes Payable [Member]
Number of capital stock converted into common stock							14,547,111
Value for number of conversion of debt into equity							$ 2,909,423
Notes payable								2,324,422
QPAGOS Corporation - Parent Company [Member] | Reverse Merger Transaction [Member]
Notes payable								2,324,422
QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Share based expenses							$ 288,000	$ 0
QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Common shares pre merger (in dollars per share)				$ 0.875			$ 0.875
Number of common stock exercisable				6,219,200			6,219,200
QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Intrinsic value of warrant outstanding				$ 0			$ 0	$ 0
Consultants and Advisors [Member] | QPAGOS Corporation - Parent Company [Member]
Number of share issued for services							4,918,628
Number of shares pre merger							2,459,314
Common shares per unit (in dollars per share)				$ 0.10			$ 0.10
Common shares pre merger (in dollars per share)				0.20			$ 0.20
Consultants and Advisors [Member] | QPAGOS Corporation - Parent Company [Member] | Reverse Merger Transaction [Member]
Number of share issued for services							1,667,150
Number of shares pre merger							833,575
Common shares per unit (in dollars per share)				0.10			$ 0.10
Common shares pre merger (in dollars per share)				0.20			$ 0.20
Consultants and Advisors [Member] | QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Number of share issued for services							4,320,000
Number of shares pre merger							2,160,000
Common shares per unit (in dollars per share)				0.10			$ 0.10
Common shares pre merger (in dollars per share)				$ 0.20			$ 0.20
Debt Holder [Member] | QPAGOS Corporation - Parent Company [Member] | Reverse Merger Transaction [Member]
Number of pre-merger common units acquired				29,094,222			29,094,222
Number of pre-merger common units				14,547,111			14,547,111
Common shares per unit (in dollars per share)				$ 0.10			$ 0.10
Common shares pre merger (in dollars per share)				$ 0.20			$ 0.20
Notes payable				$ 2,909,423			$ 2,909,423
Consulting Agreements [Member]
Common stock par value (in dollars per share)	$ 0.395
Consulting Agreements [Member] | Restricted Stock [Member]
Common shares pre merger (in dollars per share)					$ 0.10
Consulting Agreements [Member] | Gibbs Investment Holdings, Gibbs International, Eurosa, Inc. & Robert Skaff [Member] | Consulting Services [Member]
Number of share issued for services	2,572,500
Number of share converted	5,145,000
Subscription Agreement [Member] | Qpagos Corporation [Member]
Number of common stock issued			440,000
Proceeds from common stock issued			$ 330,000
Private Placement Agreement And Individual Securities Purchase Agreements [Member] | QPAGOS Corporation - Parent Company [Member] | Warrant [Member] | Investor [Member]
Number of pre-merger common units				2,392,000			2,392,000
Common shares per unit (in dollars per share)				$ 1.25			$ 1.25
Description of each unit				Each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger) per share.
Private Placement Agreement And Individual Securities Purchase Agreements [Member] | Investor [Member] | Qpagos Corporation [Member]
Number of pre-merger common units acquired				4,784,000			4,784,000
Number of pre-merger common units				2,392,000			2,392,000
Common shares per unit acquired (in dollars per share)				$ 0.625			$ 0.625
Common shares per unit (in dollars per share)				$ 1.25			$ 1.25
Description of each unit				Each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $0.625 ($1.25 pre-merger) per share.
Private Placement Agreement And Individual Securities Purchase Agreements [Member] | Placement Agent [Member] | QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of pre-merger common units acquired				1,435,200			1,435,200
Number of pre-merger common units				717,600			717,600
Placement Agent Agreement [Member] | Warrant [Member]
Common shares per unit (in dollars per share)					1.25
Warrants exercise price (in dollars per share)					$ 0.625
Warrant term					5 years
Private Placement Agreement [Member] | Placement Agent [Member] | QPAGOS Corporation - Parent Company [Member]
Percentage of fee received on gross proceeds		10.00%
Percentage of expense recovery fee		3.00%
Description of issuance of warrrants		The Placement Agent was issued warrants equal to 15% of the total number of shares issued to the investors, on the same terms and conditions of those units issued to investors.
Private Placement Agreement [Member] | Placement Agent [Member] | QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of pre-merger common units acquired				717,600			717,600
Number of pre-merger common units				358,800			358,800
Common shares per unit acquired (in dollars per share)				$ 0.625			$ 0.625
Common shares per unit (in dollars per share)				$ 1.25			$ 1.25
Description of each unit				Each unit consisting of a warrant to purchase one share of common stock at an exercise price of $0.625 ($1.25 pre-QPAGOS Merger) per share.
Employment Agreement [Member] | Gaston Pereira [Member] | QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Number of common shares post merger							2,880,000
Number of shares pre merger							1,440,000
Description of vesting							These shares are restricted and vest April 30, 2016
Employment Agreement [Member] | Chief Operating Officer [Member] | QPAGOS Corporation - Parent Company [Member] | Restricted Stock [Member]
Number of common shares post merger							1,440,000
Number of shares pre merger							720,000
Description of vesting							These shares are restricted and vest April 30, 2016